TAXES - Reconciliation of Income Tax Provision (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Accounting profit before tax from continuing operations		€ 1,452	€ 1,205	€ 1,159
Tax expense at the statutory rate		276	229	223
Taxation of foreign operations, net		89	81	86
Non-deductible expense items for tax purposes		4	30	7
Tax effect from change in tax rate		3	(38)	(16)
Deferred taxes not recognised		6	(4)	174
Adjustment in respect of current income tax from prior periods		(14)	(2)	(3)
Income tax charge per the consolidated income statement		€ 364	€ 296	€ 471
Statutory UK rate		19.00%	19.00%	19.25%
France
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		€ 1		€ 11
Netherlands
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		2	€ 9
Basque Territory
Disclosure of geographical areas [line items]
Tax effect from change in tax rate		€ 23
Sweden
Disclosure of geographical areas [line items]
Tax effect from change in tax rate			€ 5
Belgium
Disclosure of geographical areas [line items]
Tax effect from change in tax rate	€ 20